Contingencies Commitments and Warranties - Additional Information (Detail) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of commitments and contingencies [line items]
Letters of guarantee amount | $		$ 376.1	$ 471.6
Guaranteeing operations amount | $		$ 13.9	$ 13.9
Civil lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	S/ 17,100
Administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	2,500
Labor lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	16,760
Income tax assessments [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	16,100
Contingency provision	48,500
Income tax assessments [member] | Top of range [member]
Disclosure of commitments and contingencies [line items]
Contingency provision	71,400
VAT tax assessments [member]
Disclosure of commitments and contingencies [line items]
Contingency provision	600
Income Tax And IGV Or VAT Tax [member]
Disclosure of commitments and contingencies [line items]
Contingency provision	3,300
GyM S.A. [member] | Civil lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	300
GyM S.A. [member] | Administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	250
GyM S.A. [member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	8,900
GyM S.A. [member] | Income tax assessments [member]
Disclosure of commitments and contingencies [line items]
Contingency provision	37,500
GMP S.A. [member] | Administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	200
GMP S.A. [member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	2,040
GMP S.A. [member] | Contentious administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	600
Las Lomas - Inmobiliaria [member] | Civil lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	100
Consorcio Constructor Ductos del Sur [member] | Civil lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	15,400
Viva GyM S.A. [member] | Administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	1,080
Viva GyM S.A. [member] | Income tax assessments [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	1,400
Contingency provision	3,700
Viva GyM S.A. [member] | Non domicilied income tax [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	100
Consorcio Peruano de Conservcaion [Member] | Civil lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	600
Consorcia Rio Urubamba [Member] | Civil lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	500
consorcia Vial Ayarucho [Member] | Civil lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	100
Consorcio Torormocho [Member] | Administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	200
GMVBS SA [Member] | Administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	340
Inmobiliaria Almonte SAC [Member] | Administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	340
Terminales del Peru [member] | Administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	50
Concar S.A. [member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	2,030
GMI S.A. [member] | Income tax assessments [member]
Disclosure of commitments and contingencies [line items]
Contingency provision	6,100
Consorcio Rio Mantaro [member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	300
Consorcio Rio Mantaro [member] | Income tax assessments [member]
Disclosure of commitments and contingencies [line items]
Contingency provision	1,200
Consortium Constructor Ductos del Sur [member] | VAT tax assessments [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	2,700
The company [member] | Income tax assessments [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	14,700
Consorcio GyM—Conciviles [member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	1,520
Consorcio Lima Commercial Activities [member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	1,000
Morelco SA [member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	350
Consorcio tren electric [member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	150
GyM International Operations SAC [Member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	140
Vial y Vives [member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	30
Servisel SA [Member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	S/ 300